Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.5%
	AUSTRIA — 0.9%
24,500	Erste Group Bank A.G.	$448,539
	CANADA — 2.9%
80,000	Cameco Corp.	609,962
27,100	Magna International, Inc.	865,032
		1,474,994
	FRANCE — 7.7%
10,400	Dassault Systemes S.E.	1,518,308
3,700	LVMH Moet Hennessy Louis Vuitton S.E.	1,356,982
27,400	TOTAL S.A.	1,032,400
		3,907,690
	GERMANY — 2.3%
12,600	Symrise A.G.	1,165,613
	HONG KONG — 2.4%
133,000	AIA Group Ltd.	1,190,960
	IRELAND — 2.5%
14,100	Medtronic PLC	1,271,538
	JAPAN — 18.1%
38,400	Astellas Pharma, Inc.	591,642
13,800	Hoshizaki Corp.	1,032,264
44,100	KDDI Corp.	1,302,652
77,800	Kubota Corp.	989,542
54,000	Marui Group Co., Ltd.	903,352
115,300	Mitsubishi UFJ Financial Group, Inc.	431,401
18,000	Nidec Corp.	927,621
71,600	ORIX Corp.	854,236
25,600	Sony Corp.	1,516,380
144,300	Toray Industries, Inc.	624,607
		9,173,697
	KOREA (REPUBLIC OF-SOUTH) — 3.1%
47,500	Samsung Electronics Co., Ltd.	1,547,913
	NETHERLANDS — 1.8%
10,500	Heineken N.V.	891,072

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 1.8%
71,500	DBS Group Holdings Ltd.	$932,911
	SPAIN — 0.6%
106,000	Banco Bilbao Vizcaya Argentaria S.A.	328,229
	SWEDEN — 1.7%
44,800	Assa Abloy A.B. - Class B	836,354
	SWITZERLAND — 5.9%
20,800	Alcon, Inc.*	1,065,600
8,900	Chubb Ltd.	994,041
11,200	Novartis A.G.	923,986
		2,983,627
	UNITED KINGDOM — 2.0%
20,500	Unilever N.V.	1,007,602
	UNITED STATES — 43.8%
6,550	Adobe, Inc.*	2,084,472
7,300	Amgen, Inc.	1,479,929
34,000	Axalta Coating Systems Ltd.*	587,180
46,700	Bank of America Corp.	991,441
27,100	Carnival PLC	323,456
24,300	Coca-Cola Co.	1,075,275
10,800	Danaher Corp.	1,494,828
6,500	General Dynamics Corp.	860,015
31,200	Halliburton Co.	213,720
29,700	Lennar Corp. - Class A	1,134,540
7,900	Martin Marietta Materials, Inc.	1,494,917
15,500	Microchip Technology, Inc.	1,050,900
15,600	Microsoft Corp.	2,460,276
19,300	Oshkosh Corp.	1,241,569
16,900	PayPal Holdings, Inc.*	1,618,006
20,600	Penske Automotive Group, Inc.	576,800
8,200	Pioneer Natural Resources Co.	575,230
19,687	RPM International, Inc.	1,171,377
40,600	Twitter, Inc.*	997,136
16,200	Walgreens Boots Alliance, Inc.	741,150
		22,172,217
	Total Common Stocks
	(Cost $51,689,050)	49,332,956

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.2%
$1,120,492	UMB Money Market Fiduciary, 0.010%[1]	$1,120,492
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,120,492)	1,120,492
	TOTAL INVESTMENTS — 99.7%
	(Cost $52,809,542)	50,453,448
	Other Assets in Excess of Liabilities — 0.3%	132,480
	TOTAL NET ASSETS — 100.0%	$50,585,928

PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.